Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Loss for the period	$ (2,415)	$ (1,852)
Items not affecting cash:
Amortization	6	8
Share based payments	969
Interest income		(26)
Write-off exploration and evaluation assets	437
Changes in working capital	(9)	15
Other:
Interest received		36
Net cash used in operating activities	(1,012)	(1,819)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(603)	(690)
Short-term investments		2,500
Investment in related party	(5)
Purchase of computer equipment		(5)
Net cash provided by (used in) investing activities	(608)	1,805
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,480
Direct financing costs	(121)
Net cash provided by financing activities	1,359
Change in cash equivalents for the period	(261)	(14)
Cash and cash equivalents, beginning of the period	1,098	339
Cash and cash equivalents, end of the period	$ 837	$ 325